CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents
Cash and cash equivalents	$ 206,744	$ 120,956	$ 101,713
Restricted cash and restricted cash equivalents	2,483	2,845	16
Restricted cash and restricted cash equivalents, net of current portion, included in other long-term assets	345	2	20
Total cash, cash equivalents, restricted cash and restricted cash equivalents shown in statements of cash flows	$ 209,572	$ 123,803	$ 101,749